Note 10 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost	$ 667,051	$ 582,124
Accumulated depreciation	415,589	354,813
Net	251,462	227,311
Building [Member]
Cost	2,853	2,696
Accumulated depreciation	2,087	1,917
Net	766	779
Vehicles [Member]
Cost	24,735	20,445
Accumulated depreciation	14,097	11,677
Net	10,638	8,768
Furniture and Fixtures [Member]
Cost	139,916	125,879
Accumulated depreciation	89,663	83,631
Net	50,253	42,248
Computer Equipment [Member]
Cost	278,704	244,035
Accumulated depreciation	196,712	165,151
Net	81,992	78,884
Leasehold Improvements [Member]
Cost	220,843	189,069
Accumulated depreciation	113,030	92,437
Net	$ 107,813	$ 96,632